Restructuring and Impairment Charges - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Restructuring and Related Activities [Abstract]
Restructuring and impairment charges	$ 0	$ 15	$ 33	$ 98	$ 156